7. INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Income tax provision from continuing operations
	Year Ended June 30,
	2015	2014
Current income tax expense (benefit):
Federal	$(40,659)	$(430,972)
State	800	(900)
	(39,859)	(431,872)
Deferred income tax expense (benefit):
Federal	(237,769)	(76,754)
State	–	1,700
Foreign	189,356	(22,090)
	(48,413)	(97,144)
Provision (benefit) for income taxes	$(88,272)	$(529,016)

Schedule of effective income tax rate
	Year Ended June 30,
	2015	2014
Federal tax provision (benefit), at statutory rate of 34%	$170,323	$(556,588)
State tax, net of federal tax benefit	528	528
Nondeductible expenses	48,245	28,034
R&D credits	(140,829)	(24,057)
Uncertain tax position	1,360	7,389
Foreign rate difference	(82,162)	(20,435)
Other	(85,737)	36,113
Provision (benefit) for income taxes	$(88,272)	$(529,016)

Schedule of deferred tax assets
	June 30, 2015	June 30, 2014
Deferred tax asset:
Net operating losses	$1,773,959	$1,901,479
State tax	(272)	(272)
Intangibles	151,643	108,207
Other, net	141,919	31,190
Total deferred tax assets	2,067,249	2,040,604
Less valuation allowance	–	–
Net deferred tax asset	$2,067,249	$2,040,604

Schedule of unrecognized tax benefits
Balance as of June 30, 2013	$52,746
Gross increase or (decrease)	7,389
Reversal of reserve on unrecognized tax benefits	–
Balance as of June 30, 2014	60,135
Gross increase or (decrease)	5,715
Reversal of reserve on unrecognized tax benefits	(4,355)
Balance as of June 30, 2015	$61,495